August 28, 2017

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the semiannual reports for the period ended June 30, 2017 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact Karen M. McLaughlin at 513.412.1465.

Sincerely,

/s/ John P. Gruber

John P. Gruber

Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number
ALPS Variable Investment Trust	811-21987
• Morningstar Balanced ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Conservative ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Growth ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II Shares
American Century® Variable Portfolios, Inc.	811-05188
• American Century VP Capital Appreciation Fund—Class I Shares
• American Century VP Large Company Value Fund—Class II Shares
• American Century VP Mid Cap Value Fund—Class II Shares
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.—Service Shares	811-07044
Dreyfus Stock Index Fund, Inc.—Service Shares	811-05719
Dreyfus Investment Portfolio	811-08673
• Dreyfus IP MidCap Stock Portfolio
Dreyfus Variable Investment Fund	811-05125
• Dreyfus VIF Government Money Market Portfolio
Deutsche Variable Series II	811-05002
• Deutsche Global Growth VIP-Class A Shares
• Deutsche Small Mid Cap Value VIP—Class B Shares
Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Mutual Global Discovery VIP Fund—Class 2 Shares
• Franklin Mutual Shares VIP Fund—Class 2 Shares
• Franklin Small Cap Value VIP Fund—Class 2 Shares
• Franklin U.S. Government Securities VIP Fund—Class 2 Shares
• Templeton Foreign VIP Fund—Class 2 Shares
• Templeton Global Bond VIP Fund—Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco V.I. American Value Fund—Series I Shares
• Invesco V.I. Comstock Fund—Series I Shares
• Invesco V.I. Global Real Estate Fund—Series II Shares
• Invesco V.I. International Growth Fund—Series II Shares
• Invesco V.I. Mid Cap Core Equity Fund—Series II Shares
• Invesco V.I. Mid Cap Growth Fund—Series II Shares
• Invesco V.I. Small Cap Equity Fund—Series I Shares
Janus Aspen Series	811-07736
• Janus Aspen Balanced Portfolio—Service Shares
• Janus Aspen Enterprise Portfolio—Service Shares
• Janus Aspen Research Portfolio—Service Shares
• Janus Aspen Overseas Portfolio—Service Shares
Morgan Stanley Variable Insurance Fund, Inc.	811-07607
• Morgan Stanley VIF Core Plus Fixed Income Portfolio-Class I Shares
• Morgan Stanley VIF Mid Cap Growth Portfolio—Class I Shares
Neuberger Berman Advisers Management Trust	811-04255
• Neuberger Berman AMT Guardian Portfolio—Class S Shares

Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Capital Appreciation Fund/VA—Service Shares
• Oppenheimer Global Fund/VA—Service Shares
• Oppenheimer Main Street Fund®/VA—Service Shares
• Oppenheimer Main Street Small Cap Fund®/VA—Service Shares
PIMCO Variable Insurance Trust	811-08399
• PIMCO VIT High Yield Portfolio—Administrative Class
• PIMCO VIT Real Return Portfolio—Administrative Class
• PIMCO VIT Total Return Portfolio—Administrative Class
Wilshire Variable Insurance Trust	811-07917
• Wilshire 2015 ETF Fund
• Wilshire 2025 ETF Fund
• Wilshire 2035 ETF Fund
AB Variable Products Series Fund, Inc.	811-05398
• AB VPS International Value Portfolio—Class B Shares (closed)
Calamos Advisors Trust	811-09237
• Calamos Growth and Income Portfolio (closed)
Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio (closed)
Oppenheimer Variable Account Funds	811-04108
• Oppenheimer Conservative Balanced Fund/VA—Service Shares (closed)